Income Taxes - Schedule of Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Equity compensation	(3.00%)	(5.40%)
Change in valuation allowance	(18.00%)	(15.60%)
Effective income tax rate	0.00%	0.00%